Note 12 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	As of:
	March 31, 2026	March 31, 2025
Carrying value	$271,477	$369,878
Estimated fair value	$271,406	$364,276